Document and Entity Information	3 Months Ended
	Dec. 31, 2013	Feb. 13, 2014
Document and Entity Information [Abstract]
Entity Registrant Name	Priced In Corp.
Entity Central Index Key	0001561880
Amendment Flag	false
Current Fiscal Year End Date	--09-30
Document Type	10-Q
Document Period End Date	Dec. 31, 2013
Document Fiscal Year Focus	2014
Document Fiscal Period Focus	Q1
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		7,750,000